Putnam Investments

One Post Office Square

Boston, MA 02109

October 3, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund and Putnam Mortgage Opportunities Fund, each a series of Putnam Funds Trust (the “Trust”) (Reg. Nos. (333-515) (811-07513) Post-Effective Amendment No. 243 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 243 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 27, 2016.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP